Share capital (Narrative) (Detail) SFr / shares in Units, $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022 CHF (SFr) SFr / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Ordinary share capital
Shares issued	3,524,635,722		3,702,422,995		3,859,055,395	3,859,055,395
Par value of shares | SFr / shares	SFr 0.10
Share capital | SFr	SFr 352,463,572.20
Shares issued / (canceled)	(177,787,273)	(177,787,273)	(156,632,400)
Cancelation of treasury shares related to the share repurchase program | $		$ 0	$ 0
Cancellation of second trading line treasury shares	177,787,273	177,787,273	156,632,400
Par value per share if aligned with entity's presentation currency | $ / shares				$ 0.10
Conditional share capital
Additional shares that could have been issued to fund UBS's employee share option programs	121,705,830
Value of available shares to fund UBS employee share option programs | SFr	SFr 12,170,583
Additional conditional capital available for conversion rights and warrants granted in connection with the issuance of bonds or similar financial instruments	380,000,000
Value of additional conditional capital available for conversion rights and warrants granted in connection with the issuance of bonds or similar financial instruments | SFr	SFr 38,000,000
Share capital
Ordinary share capital
Cancelation of treasury shares related to the share repurchase program | $		$ (18)	$ (16)
Treasury shares
Ordinary share capital
Cancelation of treasury shares related to the share repurchase program	SFr 2,775,000,000	$ 3,022	$ 2,044
UBS AG
Ordinary share capital
Shares issued	3,858,408,466		3,858,408,466
Par value of shares | SFr / shares	SFr 0.10
Share capital | SFr	SFr 385,840,846.60
Par value per share if aligned with entity's presentation currency | $ / shares				$ 0.10
Conditional share capital
Additional conditional capital available for conversion rights and warrants granted in connection with the issuance of bonds or similar financial instruments	380,000,000
Value of additional conditional capital available for conversion rights and warrants granted in connection with the issuance of bonds or similar financial instruments | SFr	SFr 38,000,000
Authorized share capital
Shares issued held by parent entity	100.00%	100.00%